UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 0.7%
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	$625	$635,988

California — 15.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,355	1,475,270
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	890	954,071
St. Joseph Health System, 5.75%, 7/01/39	1,375	1,429,491
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,075	2,196,927
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	645	691,021
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	2,725	2,791,981
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,450	1,553,240
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,690,768
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,403,405

		14,186,174

Colorado — 3.3%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,810	1,873,133
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,161,248

		3,034,381

District of Columbia — 1.2%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,069,390

Florida — 7.1%
County of St. John’s Florida, RB, CAB (AMBAC), 5.34%, 6/01/30 (a)	3,945	1,313,724

Municipal Bonds	Par (000)	Value

Florida (concluded)
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	$629	$639,741
Laguna Lakes Community Development District Florida, RB, Series A, 6.40%, 5/01/13 (b)	1,230	1,419,531
Miami-Dade County Expressway Authority Florida, Refunding RB (NPFGC), 5.13%, 7/01/25	500	507,600
New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (c)(d)	1,500	599,700
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	1,795	1,533,576
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	573,450

		6,587,322

Georgia — 6.4%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,450	2,578,674
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	2,900	3,289,818

		5,868,492

Hawaii — 2.7%
State of Hawaii, Refunding RB, Series A, 5.00%, 7/01/34	2,500	2,501,800

Illinois — 5.8%
Illinois Finance Authority, RB, Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,821,920
Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,072,121
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,375	1,432,585

		5,326,626

Indiana — 2.6%
Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	2,210	2,387,971

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	$1,600	$1,691,168

Kentucky — 4.2%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	678,480
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,648,305
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	1,450	1,505,506

		3,832,291

Massachusetts — 2.1%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,085,140
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	811,365

		1,896,505

Michigan — 3.2%
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,083,320
Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	715	704,983
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,174,428

		2,962,731

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	315	315,788

Nevada — 9.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,767,232
County of Clark Nevada, GO, Refunding, Transportation, Series A, 5.00%, 12/01/29	2,000	2,073,940
County of Clark Nevada, RB:
Motor Vehicle Fuel Tax, 5.00%, 7/01/28	2,000	2,059,180
Series B, 5.75%, 7/01/42	3,075	3,257,132

		9,157,484

Municipal Bonds	Par (000)	Value

New Jersey — 2.8%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	$1,165	$1,200,928
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,421,042

		2,621,970

New York — 10.3%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	2,880	2,941,258
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,055	1,157,757
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,592,430
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,160,300
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,640,736

		9,492,481

North Carolina — 1.7%
City of Charlotte North Carolina, Refunding RB, Series A, 5.50%, 7/01/34	180	191,372
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	450	466,961
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	855	868,064

		1,526,397

Pennsylvania — 3.9%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	540,485
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,945	3,043,717

		3,584,202

Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,605	2,761,951

Texas — 12.2%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	595	634,002
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	964,805

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas (concluded)
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, B, 7.13%, 12/01/31	$500	$562,260
Lower Colorado River Authority, RB:
5.75%, 5/15/28	810	861,200
5.50%, 5/15/33	2,000	2,134,920
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,250	1,352,662
Tarrant County Cultural Education Facilities Finance Corp., RB, Ascension Health Senior Credit Group, 5.00%, 11/15/29	1,635	1,676,120
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, Note Mobility, 6.88%, 12/31/39	2,980	3,113,266

		11,299,235

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,205	1,225,521

Virginia — 1.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,155,730

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,675	1,715,669

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,235	1,305,691

Total Municipal Bonds – 106.4%		98,142,958

Municipal Bonds Transferred to Tender Option Bond Trusts (e)

California — 14.2%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18	1,995	2,139,278
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,371,184
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	407,040
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,215	4,524,212

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

California (concluded)
University of California, RB, Series O, 5.75%, 5/15/34	$1,500	$1,684,185

		13,125,899

District of Columbia — 3.8%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,395	1,566,111
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,941,959

		3,508,070

Florida — 8.3%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,642,571

Illinois — 3.5%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,233,076

Nevada — 5.4%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,799,125
Series B, 5.50%, 7/01/29	1,994	2,188,344

		4,987,469

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,188,272

New York — 4.1%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,594,976
Series FF-2, 5.50%, 6/15/40	1,994	2,218,026

		3,813,002

Ohio — 1.7%
County of Allen Ohio, JPMorgan Chase Refunding RB, Series 3692Z, 5.03%, 5/07/10	1,560	1,601,214

South Carolina — 2.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,911,265

Texas — 5.5%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,206,668
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	2,860,550

		5,067,218

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2010	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$899	$952,562

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 50.9%		47,030,618

Total Long-Term Investments (Cost – $138,023,826) – 157.3%		145,173,576

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.25% (f)(g)	4,036,536	4,036,536

Total Short-Term Securities (Cost – $4,036,536) – 4.4%		4,036,536

Total Investments (Cost – $142,060,362*) – 161.7%		149,210,112
Other Assets Less Liabilities – 2.0%		1,794,750
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (26.6)%		(24,500,061)
Preferred Shares, at Redemption Value – (37.1)%		(34,252,215)

Net Assets Applicable to Common Shares – 100.0%		$92,252,586

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$117,778,971

Gross unrealized appreciation	$8,084,259
Gross unrealized depreciation	(1,916,380)

Net unrealized appreciation	$6,167,879

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Represents the current yield as of report date.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Shares Held at July 31, 2009	Net Activity	Shares Held at April 30, 2010	Income

FFI
Institutional
Tax-Exempt
Fund	1,702,906	2,333,630	4,036,536	$7,666

4	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2010

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Trust’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Long-Term
Investments[1]	—	$145,173,576	—	$145,173,576
Short-Term
Securities	$4,036,536	—	—	4,036,536

Total	$4,036,536	$145,173,576	—	$149,210,112

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	APRIL 30, 2010	5

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: June 28, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: June 28, 2010